Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Summary Of The Amounts And The Numbers Used In The Calculation Of Net Income (Loss) Attributable To NHI Common Shareholders Per Share (Basic And Diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2010	2011	2012
Basic—
Net income attributable to NHI shareholders	¥67,798	¥28,661	¥11,583

Weighted average number of shares outstanding	3,126,790,289	3,627,798,587	3,643,481,439

Net income attributable to NHI shareholders per share	¥21.68	¥7.90	¥3.18

Diluted—
Net income attributable to NHI shareholders	¥67,784	¥28,642	¥11,561

Weighted average number of shares outstanding	3,139,394,052	3,642,689,381	3,680,124,235

Net income attributable to NHI shareholders per share	¥21.59	¥7.86	¥3.14